Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2025, the Company did not grant option awards to our Named Executive Officers. Additionally, the Company does not consider any material nonpublic information when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for equity awards.
Award Timing Method	the Company does not consider any material nonpublic information when determining the timing and terms of equity awards
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for equity awards
MNPI Disclosure Timed for Compensation Value	false